Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Plan InvestmentsThe following represents the fair value of Plan investments at December 31, 2025 and 2024:

	2025	2024
Cash and cash equivalents	$382	$394
Equity securities	4,068,928	3,460,935
Common/Collective funds	5,249,674	4,638,894
Self-directed brokerage account	331,278	269,785
Total Plan investments at fair value	$9,650,262	$8,370,008
Fair Value Measurements
 The following is a summary of Plan investments measured at fair value on a recurring basis at December 31, 2025:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$382	$382	$—	$—
Equity securities	4,068,928	4,068,928	—	—
Self-directed brokerage account	331,278	331,278	—	—
Total Plan investments in the fair value hierarchy	4,400,588	$4,400,588	$—	$—
Plan investments measured at net asset value (a)	5,249,674
Plan investments at fair value	$9,650,262
The following is a summary of Plan investments measured at fair value on a recurring basis at December 31, 2024:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$394	$394	$—	$—
Equity securities	3,460,935	3,460,935	—	—
Self-directed brokerage account	269,785	269,785	—	—
Total Plan investments in the fair value hierarchy	3,731,114	$3,731,114	$—	$—
Plan investments measured at net asset value (a)	4,638,894
Plan investments at fair value	$8,370,008

(a) Plan investments measured at net asset value per share (or its equivalent) as a practical expedient to fair value have not been classified in the fair value hierarchy. These amounts are being presented in the tables above to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.

Refer to Note 1 for fund information included in the fair value tables above. The following is a description of the valuation methodologies used to measure the fair values in the tables above. There have been no changes in the methodologies used to measure fair value at December 31, 2025 and 2024.
Cash and cash equivalents: Valued at cost, which approximates fair value.
Equity securities: Measured at fair value using quoted market prices.
Self-directed brokerage account: Valued at the closing price reported on the open market of the individual securities.
Plan investments measured at net asset value per share are excluded from the fair value hierarchy. These Plan investments can be redeemed daily, without restriction on the timing of the redemption. Redemption of the entire investment balance generally requires at least 30-days' notice. At December 31, 2025 and 2024, the Plan had no unfunded commitments related to these investments.
The primary investment objective of all investment funds is to obtain a maximum total return and capital appreciation in an amount that at least equals various market-based benchmarks.